Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect, Period of Adoption, Adjustment [Member]	Noncontrolling Interest [Member]	AOCI Attributable to Parent [Member]
Balance at Dec. 31, 2020	$ 380,121		$ 21,987	$ 93,034	$ 257,935			$ 7,165
Cash dividends declared	(14,909)				(14,909)
Issuance of shares of common stock pursuant to dividend reinvestment plan	11,188		373	10,815
Issuance of shares of common stock pursuant to exercise of stock options	862		43	819
Share based compensation expense	509			509
Net change in fair value of available-for-sale securities during the year, net of taxes	(13,480)							(13,480)
Net earnings for the year	49,426				49,426
Balance at Dec. 31, 2021	413,717	$ 1,011	22,403	105,177	292,452	$ 1,011		(6,315)
Cash dividends declared	(20,880)				(20,880)
Issuance of shares of common stock pursuant to dividend reinvestment plan	16,117		501	15,616
Issuance of shares of common stock pursuant to exercise of stock options	635		39	596
Share based compensation expense	910			910
Net change in fair value of available-for-sale securities during the year, net of taxes	(104,115)							(104,115)
Net earnings for the year	53,020				53,042		$ (22)
Vesting of restricted share awards			1	(1)
Noncontrolling interest contribution	37						37
Balance at Dec. 31, 2022	360,452		22,944	122,298	325,625		15	(110,430)
Cash dividends declared	(17,303)				(17,303)
Issuance of shares of common stock pursuant to dividend reinvestment plan	12,979		379	12,600
Issuance of shares of common stock pursuant to exercise of stock options	1,044		50	994
Share based compensation expense	974			974
Net change in fair value of available-for-sale securities during the year, net of taxes	22,267							22,267
Net earnings for the year	48,992				48,938		54
Balance at Dec. 31, 2023	$ 429,405		$ 23,373	$ 136,866	$ 357,260		$ 69	$ (88,163)